Finance income	12 Months Ended
Dec. 31, 2025
Finance income.
Finance income

Note 9. Finance income

The following table represents finance income:

	Years Ended December 31,
in €‘000	2025	2024	2023
Interest income	9,683	9,285	7,683
Other finance income	849	1,667	5,165
Total	10,532	10,952	12,848